Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income:
Interest and fees on loans	$ 94,917	$ 83,120	$ 77,024
Interest and dividends on securities:
Taxable securities	6,158	5,397	5,714
Exempt from Federal income taxes	1,020	1,208	1,191
Interest on loans held for sale	184	324	391
Interest on Federal funds sold	83	97	26
Interest on interest bearing deposits	979	723	278
Interest and dividends on restricted equity securities	184	151	122
Total interest income	103,525	91,020	84,746
Interest expense:
Interest on negotiable order of withdrawal accounts	1,823	1,308	1,371
Interest on money market accounts and other savings accounts	4,231	2,211	1,915
Interest on certificates of deposit and individual retirement accounts	7,944	5,353	4,978
Interest on securities sold under repurchase agreements	16	9	3
Interest on Federal funds purchased	4	8	17
Total interest expense	14,018	8,889	8,284
Net interest income before provision for loan losses	89,507	82,131	76,462
Provision for loan losses	4,298	1,681	379
Net interest income after provision for loan losses	85,209	80,450	76,083
Non-interest income	25,248	22,821	21,654
Non-interest expense	(69,080)	(60,391)	(57,263)
Earnings before income taxes	41,377	42,880	40,474
Income taxes	8,783	19,354	14,841
Net earnings	$ 32,594	$ 23,526	$ 25,633
Basic earnings per common share (in dollars per share)	$ 3.09	$ 2.26	$ 2.49
Diluted earnings per common share (in dollars per share)	$ 3.08	$ 2.26	$ 2.49
Weighted average common shares outstanding:
Basic (in shares)	10,564,172	10,407,211	10,279,332
Diluted (in shares)	10,572,221	10,412,536	10,284,328